Fees Summary	Mar. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,977,290,000
Previously Paid Amount	0
Total Fee Amount	302,723.1
Total Offset Amount	$ 0
Narrative Disclosure	The maximum aggregate amount of the securities to which the prospectus relates is $
2,000,000,000
. The maximum aggregate offering price of the securities to which the prospectus relates is $1,977,290,000. The prospectus is a final prospectus for the related offering.
Net Fee	$ 302,723.1
Narrative - Max Aggregate Offering Price	$ 1,977,290,000
Final Prospectus	true